Balance Sheet Items Related to FP7 Agreement (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Other current assets (receivables from FP7 grant)	$ 512,202	$ 449,733	$ 1,120,114
Cash (restricted cash)	54,418	72,497	183,311
Deferred revenue	52,218	544,562	3,990,784
Seventh Research Framework Program (FP7 Agreement) [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Other current assets (receivables from FP7 grant)		261,568	844,719
Cash (restricted cash)		72,497	183,311
Deferred revenue		$ 69,444	$ 177,396